REGISTRATION NO. 333-53589/811-08789

FORM N-1A

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 92	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 91	☒

VALIC COMPANY I

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

2929 ALLEN PARKWAY

HOUSTON, TEXAS 77019

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

201.324.6369

(REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE)

KATHLEEN D. FUENTES, ESQ.

HARBORSIDE 5

HUDSON STREET, SUITE 3300
JERSEY CITY, NJ 07311-4992

(NAME AND ADDRESS FOR AGENT FOR SERVICE)

THE CORPORATION TRUST COMPANY

300 EAST LOMBARD ST.

BALTIMORE, MARYLAND 21202

(NAME AND ADDRESS OF AGENT FOR SERVICE)

Copy to:

DAVID M. LEAHY, ESQ.

SULLIVAN & WORCESTER LLP

1666 K STREET, N.W.

WASHINGTON, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)
☐	on [date], pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on [date], pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [date], pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 92 to the Registration Statement of Anchor Series Trust (the “Trust”) on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 91 on Form N-1A filed on April 27, 2020.  This PEA No. 92 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 91 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 92 to the Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 92 to the Registration Statement to be signed on its behalf by the undersigned, in the City of Jersey City, and State of New Jersey, on the 15th day of May, 2020.

VALIC COMPANY I

By:	/s/ JOHN T. GENOY
John T. Genoy
President
(Principal Executive Officer)

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 91 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

/s/ JOHN T. GENOY	President (Principal Executive	May 15, 2020
John T. Genoy	Officer)

/s/ GREGORY R. KINGSTON	Treasurer (Principal Financial and	May 15, 2020
Gregory R. Kingston	Accounting Officer)

*	Trustee and Chairman	May 15, 2020
Kenneth J. Lavery

*	Trustee	May 15, 2020
Dr. Judith L. Craven

*	Trustee	May 15, 2020
Thomas J. Ebner

*	Trustee	May 15, 2020
Gustavo E. Gonzales, Jr

*	Trustee	May 15, 2020
Peter A. Harbeck

*	Trustee	May 15, 2020
Thomas J. Brown

*	Trustee	May 15, 2020
Eric S. Levy

*	Trustee	May 15, 2020
John E. Maupin, Jr.

* By:	/s/ EDWARD J. GIZZI
Edward J. Gizzi
Attorney-in-Fact

* Pursuant to a Power of Attorney previously filed.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase